Long-term debt - Principal Repayments of Debt (Details) - USD ($)	Dec. 31, 2021	Apr. 24, 2020
Disclosure of detailed information about borrowings [line items]
Total	$ 13,579,599
2022
Disclosure of detailed information about borrowings [line items]
Total	754,269
2023
Disclosure of detailed information about borrowings [line items]
Total	12,805,330
2024
Disclosure of detailed information about borrowings [line items]
Total	20,000
WordZ Xpressed Inc
Disclosure of detailed information about borrowings [line items]
Total	800,000
WordZ Xpressed Inc | 2022
Disclosure of detailed information about borrowings [line items]
Total	400,000
WordZ Xpressed Inc | 2023
Disclosure of detailed information about borrowings [line items]
Total	400,000
Transcription Express VTB
Disclosure of detailed information about borrowings [line items]
Total	114,269
Transcription Express VTB | 2022
Disclosure of detailed information about borrowings [line items]
Total	114,269
Home Tech VTB
Disclosure of detailed information about borrowings [line items]
Total	500,000
Home Tech VTB | 2022
Disclosure of detailed information about borrowings [line items]
Total	240,000
Home Tech VTB | 2023
Disclosure of detailed information about borrowings [line items]
Total	240,000
Home Tech VTB | 2024
Disclosure of detailed information about borrowings [line items]
Total	20,000
Paycheck Protection Program Loan
Disclosure of detailed information about borrowings [line items]
Total	0	$ 2,159,000
Crown Capital Funding Partner LP
Disclosure of detailed information about borrowings [line items]
Total	12,165,330
Crown Capital Funding Partner LP | 2023
Disclosure of detailed information about borrowings [line items]
Total	$ 12,165,330